Consolidated Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Continuing operations
Interest income		£ 14,541		£ 13,631		£ 14,541
Interest expense		(5,479)		(3,786)		(4,004)
Net interest income		9,062		9,845		10,537
Fee and commission income		8,893		8,751	[1]	8,570	[1]
Fee and commission expenses		(2,084)		(1,937)	[1]	(1,802)	[1]
Net fee and commission income		6,809		6,814	[1]	6,768	[1]
Net trading income		4,566		3,500		2,768
Net investment income		585		861		1,324
Other income		114		56		54
Total income		21,136	[2]	21,076		21,451
Credit impairment charges and other provisions		(1,468)		(2,336)		(2,373)
Net operating income		19,668		18,740		19,078
Staff costs		(8,629)		(8,560)		(9,423)
Infrastructure costs		(2,950)		(2,949)		(2,998)
Administration and general expenses	[3]	(2,457)		(2,740)		(2,554)
Provisions for itigation and conduct	[3]	(2,207)		(1,207)		(1,363)
Total operating expenses		(16,243)		(15,456)		(16,338)
Share of post-tax results of associates and joint ventures		69		70		70
Profit/(loss) on disposal of subsidiaries, associates and joint ventures		0		187		420
Profit (loss) before tax		3,494		3,541		3,230
Taxation		(1,122)		(2,240)		(993)
Profit/(loss) after tax in respect of continuing operations		2,372		1,301		2,237
(Loss)/profit after tax in respect of discontinued operations		0		(2,195)		591
Profit (loss) after tax		2,372		(894)		2,828
Attributable to:
Ordinary equity holders		1,394		(1,922)		1,623
Other equity instrument holders		752		639		457
Total equity holders		2,146		(1,283)		2,080
Non-controlling interests in respect of continuing operations		226		249		346
Non-controlling interests in respect of discontinued operation		0		140		402
Profit (loss) after tax		£ 2,372		£ (894)		£ 2,828
Earnings per share
Basic earnings/(loss) per ordinary share		£ 9.4		£ (10.3)		£ 10.4
Basic earnings per ordinary share in respect of continuing operations		9.4		3.5		9.3
Basic loss/earnings per ordinary share in respect of discontinued operation		0		(13.8)		1.1
Diluted (loss)/earnings per share		9.2		(10.1)		10.3
Diluted earnings/(loss) per ordinary share in respect of continuing operations		9.2		3.4		9.2
Diluted (loss)/earnings per ordinary share in respect of discontinued operation		£ 0		£ (13.5)		£ 1.1

[1]

The Barclays Group elected the cumulative effect transition method on adoption of IFRS 15 for 1 January 2018, and recognised in retained earnings without restating comparative periods. The comparative figures are reported under IAS 18.

[2]	£351m of certain legacy capital instrument funding costs are now charged to Head O ffice, the impact of which would have been materially the same if the charges had been included in full year 2017.
[3]

The presentation of administration and general expenses has been amended to include provisions for litigation and conduct as a separate line item. The prior year comparatives within administration and general expenses categories have been adjusted accordingly.